Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Contract Liabilities
Significant changes in the contract liabilities balances are as follows (in thousands):

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) – December 31, 2020

Contract liabilities - beginning of period	$2,608	—
Increases net of amounts recognized as revenue during the period	8,622	2,608
Revenue recognized, included in the contract liability balance in the beginning of the period	—	—

Contract liabilities - end of period	$11,230	$2,608